15008310

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

Received SEC

OCT 19 2015

Washington, DC 20549

001-37597

October 19, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, par value $0.01 per share of NORTHSTAR REALTY EUROPE CORP. under the Exchange Act of 1934.

Sincerely,